TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

NOTE 14 – TRADE ACCOUNTS PAYABLE

	2021	2020
Trade accounts payable - domestic market	5,230,270	3,941,924
Trade accounts payable - debtor risk	807,915	726,045
Trade accounts payable - intercompany	47,597	8,958
Trade accounts payable - imports	1,931,358	761,026
	8,017,140	5,437,953

The Company has contracts with financial institutions in order to allow its suppliers to receive in advance their receivables through an operation called "Trade accounts payable - debtor risk". In this operation, the suppliers transfer the right to receive their receivables to a financial institution, which in turn, becomes the holder of the rights to the suppliers' receivables. The Company constantly monitors the composition of the portfolio and the conditions established with its suppliers, which have not resulted in significant changes in relation to what had been practiced historically.